13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT



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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  $1,998,697,761.16





List of Other Included Managers:  NONE












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                                                           13F Holdings Report
                                                          AS OF DATE: 12/31/2011

                                                                                          INVESTMENT
          ISSUER         TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME           CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE    SHARED    NONE

Adobe Systems, Inc.    Common Stock  00724f101   98,008,980.30  3,466,890.00  3,466,890.00 0.00 ALL 1,997,499.00  0.00  1,469,391.00
American Tower         Common Stock  029912201  101,675,183.04  1,694,304.00  1,694,304.00 0.00 ALL   976,222.00  0.00    718,273.00
Amgen, Inc.            Common Stock  031162100  105,124,162.53  1,637,193.00  1,637,193.00 0.00 ALL   939,150.00  0.00    698,043.00
Autodesk, Inc.         Common Stock  052769106   92,701,552.23  3,056,431.00  3,056,431.00 0.00 ALL 1,818,708.00  0.00  1,237,723.00
Bed Bath & Beyond      Common Stock  075896100   92,743,130.59  1,599,847.00  1,599,847.00 0.00 ALL   934,005.00  0.00    665,842.00
Celgene Corp.          Common Stock  151020104  102,403,522.00  1,514,845.00  1,514,845.00 0.00 ALL   879,629.00  0.00    635,216.00
Coach, Inc.            Common Stock  189754104  100,422,153.44  1,645,186.00  1,645,186.00 0.00 ALL   970,778.00  0.00    674,408.00
Costco Wholesale       Common Stock  22160K105   98,126,047.32  1,177,701.00  1,177,701.00 0.00 ALL   687,832.00  0.00    489,869.00
E M C Corp.            Common Stock  268648102   91,115,664.72  4,230,068.00  4,230,068.00 0.00 ALL 2,479,764.00  0.00  1,750,304.00
Intel Corp.            Common Stock  458140100  100,436,771.60  4,141,722.54  4,141,722.54 0.00 ALL 2,436,151.54  0.00  1,705,571.00
International Asia
  ex-Japan ETF         Common Stock  464288182    3,006,287.38     60,246.24     60,246.24 0.00 ALL    57,695.24  0.00      2,551.00
Int'l Business
  Machines             Common Stock  459200101   97,974,022.20    532,815.00    532,815.00 0.00 ALL   310,284.00  0.00    222,531.00
Ishares Dow Jones
  US Technology Sector Common Stock  464287721    3,142,419.89     49,177.15     49,177.15 0.00 ALL    43,031.15  0.00      6,146.00
Ishares Dow Jones
  US Telecom Sector    Common Stock  464287713      885,237.78     42,154.18     42,154.18 0.00 ALL    36,898.18  0.00      5,256.00
iShares Investment
  Grade Corp Bond Fund Common Stock  464287242      510,750.55      4,489.72      4,489.72 0.00 ALL     3,501.72  0.00        988.00
IShares Nasdaq
  Biotechnology        Common Stock  464287556      898,309.50      8,608.62      8,608.62 0.00 ALL     7,535.62  0.00      1,073.00
ISHARES TR BARCLYS
  1-3YR CR             Common Stock  464288646    1,409,330.01     13,525.24     13,525.24 0.00 ALL    10,296.24  0.00      3,229.00
Johnson Controls, Inc. Common Stock  478366107  100,618,187.52  3,218,752.00  3,218,752.00 0.00 ALL 1,890,213.00  0.00  1,328,539.00
Lowes Cos. Inc.        Common Stock  548661107  104,007,056.25  4,097,992.76  4,097,992.76 0.00 ALL 2,310,982.76  0.00  1,787,010.00
Nike, Inc. Class B     Common Stock  654106103  100,606,425.20  1,043,960.00  1,043,960.00 0.00 ALL   607,761.00  0.00    436,199.00
Nordstrom, Inc.        Common Stock  655664100  100,006,230.03  2,011,793.00  2,011,793.00 0.00 ALL 1,190,679.00  0.00    821,114.00
Oracle Corp.           Common Stock  68389X105   84,053,300.41  3,276,931.79  3,276,931.79 0.00 ALL 1,955,721.79  0.00  1,321,210.00
Qualcomm, Inc.         Common Stock  747525103  101,083,971.58  1,847,970.23  1,847,970.23 0.00 ALL 1,072,238.23  0.00    775,732.00
SPDR Barclays Capital
  High Yield Bond ETF  Common Stock  78464A417      448,485.80     11,664.13     11,664.13 0.00 ALL     8,753.13  0.00      2,911.00
SPDR Dow Jones Total
  Market ETF           Common Stock  78464A805      379,242.96      4,054.34      4,054.34 0.00 ALL     4,054.34  0.00          0.00
SPDR Tr Unit Ser 1     Common Stock  78462F103    4,574,600.50     36,451.00     36,451.00 0.00 ALL    36,109.00  0.00        342.00
Target Corp.           Common Stock  87612E106   95,202,353.29  1,858,694.91  1,858,694.91 0.00 ALL 1,088,607.91  0.00    770,087.00
Vanguard Consumer
  Discretionary ETF    Common Stock  92204A108    3,125,232.28     50,561.92     50,561.92 0.00 ALL    44,287.92  0.00      6,274.00
Vanguard Consumer
  Staples ETF          Common Stock  92204A207      892,193.45     10,951.19     10,951.19 0.00 ALL     9,602.19  0.00      1,349.00
VANGUARD INDEX FDS
  EXTEND MKT ETF       Common Stock  922908652    4,996,753.92     96,388.00     96,388.00 0.00 ALL    92,290.00  0.00      4,098.00
Vanguard Intl Equity
  Index All World
  Ex US                Common Stock  922042775    6,183,171.27    155,943.79    155,943.79 0.00 ALL   149,447.79  0.00      6,496.00
Verizon Comm., Inc.    Common Stock  92343v104  102,335,488.20  2,550,735.00  2,550,735.00 0.00 ALL 1,470,417.00  0.00  1,080,318.00
Whole Foods Market     Common Stock  966837106   99,601,543.44  1,431,468.00  1,431,468.00 0.00 ALL   845,681.00  0.00    585,787.00
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